Equity (Tables)	6 Months Ended
Jun. 30, 2020
Summary of Equity
Equity
12 Equity

Total equity
	30June2020	31December2019
Share capital and share premium
- Share capital	39	39
- Share premium	17,089	17,078
	17,128	17,117

Other reserves
- Revaluation reserve: Equity securities at FVOCI	1,270	1,580
- Revaluation reserve: Debt instruments at FVOCI	219	322
- Revaluation reserve: Cash flow hedge	1,709	1,208
- Revaluation reserve: Credit liability	–103	–114
- Revaluation reserve: Property in own use	262	253
- Net defined benefit asset/liability remeasurement reserve	–252	–336
- Currency translation reserve	–2,729	–2,079
- Share of associates and joint ventures and other reserves	3,243	3,189
- Treasury shares	–3	–10
	3,616	4,013

Retained earnings	30,406	29,866

Shareholders’ equity (parent)	51,149	50,996
Non-controlling interests	1,022	893
Total equity	52,171	51,889

Revaluation Reserve [Member]
Reserves And Other Equity Interest
Changes in revaluation reserve
	Equity securities at FVOCI		Debt instruments at FVOCI		Cash flow hedge		Credit liability		Property in own use

	30 June 2020	31 December 2019	30 June 2020	31 December 2019	30 June 2020	31 December 2019	30 June 2020	31 December 2019	30 June 2020	31 December 2019
Opening balance	1,580	1,914	322	398	1,208	604	-114	8	253	204
Changes in credit liability reserve							11	-116
Unrealised revaluations	-312	137	-76	-43	501	604			11	58
Realised gains/losses transferred to the statement of profit or loss			-27	-33
Realised revaluations transferred to retained earnings	2	-472	–				–	-6	-2	-9
Closing balance	1,270	1,580	219	322	1,709	1,208	-103	-114	262	253

Currency Translation Reserve [member]
Reserves And Other Equity Interest
Changes in currency translation reserve
	30 June 2020	31 December 2019
Opening balance	–2,079	–2,043
Unrealised revaluations	84	–134
Realised gains/losses transferred to the statement of profit or loss		–138
Exchange rate differences	–734	236
Closing balance	–2,729	–2,079